Financial Assets at Fair Value through Profit or Loss	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Financial Assets at Fair Value through Profit or Loss
8	FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS
Financial assets at fair value through profit or loss at March 31, 2023 and 2022 consisted of the following:

	At March 31,
	2023	2022

	(In millions)
Debt instruments	¥1,392,889	¥1,657,206
Equity instruments	95,350	38,379

Total financial assets at fair value through profit or loss	¥1,488,239	¥1,695,585

Debt instruments in financial assets at fair value through profit or loss mainly consist of investment funds. Equity instruments in financial assets at fair value through profit or loss mainly consist of subordinated loans classified as equity instruments and non-trading
stocks held by the venture capital investment subsidiary.